SUMMARY PROSPECTUS
August 28, 2019 (As Amended December 12, 2019, and August 1, 2020)
MFS® Total Return Bond Fund

Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus and other information about the fund, including the fund’s reports to shareholders and statement of additional information, online at funds.mfs.com.  You can also get this information at no cost by calling 1-800-225-2606 or by sending an e-mail request to orderliterature@mfs.com.  The fund’s prospectus and statement of additional information, both dated August 28, 2019, as may be amended or supplemented from time to time, are incorporated by reference into this summary prospectus.

CLASS	TICKER SYMBOL
Class A	MRBFX
Class T1	N/A
Class B	MRBBX
Class C	MRBCX
Class I	MRBIX
Class 529A	EARBX
Class 529B	EBRBX
Class 529C	ECRBX
Class R1	MRBGX
Class R2	MRRRX
Class R3	MRBHX
Class R4	MRBJX
Class R6	MRBKX
1 Currently not offered for sale,
including in the states of Oklahoma,
Nebraska, and Montana.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund's annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports.  Instead, the complete reports will be made available on the fund's Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.
If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action.  You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge.  Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports.  If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports.  Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

Summary of Key Information
Investment Objective
The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy and hold shares of the fund, which are not reflected below. Expenses for Class 529B shares have been adjusted to reflect the full impact of the distribution fee.
You may qualify for sales charge reductions if, with respect to Class A or Class 529A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds, and, with respect to Class T shares, you invest at least $250,000 in the fund. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.
Shareholder Fees (fees paid directly from your investment):
Share Class	A	T	B	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	2.50%	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%#	None	4.00%	1.00%	None	None	None	None	None	None

Shareholder Fees (fees paid directly from your investment):
Share Class	529A	529B	529C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	4.00%	1.00%

 RBF-SUM-080120        Page 1 of 5

MFS Total Return Bond Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Share Class	A	T	B	C	I	R1	R2	R3	R4	R6
Management Fee	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	1.00%	None	1.00%	0.50%	0.25%	None	None
Other Expenses	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%	0.04%
Total Annual Fund Operating Expenses	0.79%	0.79%	1.54%	1.54%	0.54%	1.54%	1.04%	0.79%	0.54%	0.44%
Fee Reductions and/or Expense Reimbursements[1]	(0.19)%	(0.09)%	(0.19)%	(0.09)%	(0.09)%	(0.09)%	(0.09)%	(0.09)%	(0.09)%	(0.08)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.60%	0.70%	1.35%	1.45%	0.45%	1.45%	0.95%	0.70%	0.45%	0.36%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Share Class	529A	529B	529C
Management Fee	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.19%	0.19%	0.19%
Total Annual Fund Operating Expenses	0.84%	1.59%	1.59%
Fee Reductions and/or Expense Reimbursements[1]	(0.19)%	(0.09)%	(0.09)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.65%	1.50%	1.50%

#	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
1
Massachusetts Financial Services Company has agreed in writing to reduce its management fee to 0.40% of the fund's average daily assets annually up to $2.5 billion. This written agreement will remain in effect until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2021. MFS Fund Distributors, Inc., has agreed in writing to waive the Class A, Class 529A, and Class B service fee to 0.15% of each class' average daily net assets annually until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2021. Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.60% of the class' average daily net assets annually for Class A shares, 1.35% of the class' average daily net assets annually for Class B shares, 1.45% of the class' average daily net assets annually for each of Class C and Class R1 shares, 0.45% of the class' average daily net assets annually for each of Class I and Class R4 shares, 0.95% of the class' average daily net assets annually for Class R2 shares, 0.70% of the class' average daily net assets annually for each of Class R3 and Class T shares, 0.36% of the class' average daily net assets annually for Class R6 shares, 0.65% of the class' average daily net assets annually for Class 529A shares, and 1.50% of the class' average daily net assets annually for each of Class 529B and Class 529C shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2021.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.
Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$484	$646	$825	$1,343
Class T Shares	$320	$486	$668	$1,194
Class B Shares assuming
redemption at end of period	$537	$766	$1,020	$1,614
no redemption at end of period	$137	$466	$820	$1,614
Class C Shares assuming
redemption at end of period	$248	$477	$830	$1,826

MFS Total Return Bond Fund

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
no redemption at end of period	$148	$477	$830	$1,826
Class I Shares	$46	$163	$292	$667
Class 529A Shares	$489	$661	$851	$1,399
Class 529B Shares assuming
redemption at end of period	$553	$792	$1,056	$1,679
no redemption at end of period	$153	$492	$856	$1,679
Class 529C Shares assuming
redemption at end of period	$253	$492	$856	$1,881
no redemption at end of period	$153	$492	$856	$1,881
Class R1 Shares	$148	$477	$830	$1,826
Class R2 Shares	$97	$321	$564	$1,262
Class R3 Shares	$72	$242	$429	$969
Class R4 Shares	$46	$163	$292	$667
Class R6 Shares	$37	$132	$237	$546

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 60% of the average value of its portfolio.
Principal Investment Strategies
MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in debt instruments. Debt instruments include corporate bonds, U.S. Government securities, foreign government securities, securitized instruments, municipal instruments and other obligations to repay money borrowed.
MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest in below investment grade quality debt instruments.
MFS may purchase or sell securities for the fund on a when-issued, delayed delivery, or forward commitment basis.
MFS may invest the fund’s assets in foreign securities.
MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.
While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, swaps, and certain complex structured securities.
In conjunction with a team of investment research analysts, the portfolio managers select investments for the fund.
MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative screening tools that systematically evaluate instruments may also be considered. In structuring the fund, MFS also considers top-down factors.
For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.
Principal Risks
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
The principal risks of investing in the fund are:
Debt Market Risk:  Debt markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions.  These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.
Interest Rate Risk:  In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities, or that do not pay current interest.
Credit Risk: The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, and other conditions.
Below investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.
Foreign Risk: Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. These factors can make foreign investments, especially those tied economically to emerging and frontier markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions, and the fund's performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.
Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.
Municipal Risk:  The price of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects,

MFS Total Return Bond Fund

conditions in certain industries can significantly affect the fund and the overall municipal market.
Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.  Derivatives can involve leverage.
Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.
Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.
Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.
Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.
Performance Information
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.
The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.
Class A Bar Chart.  The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

The total return for the six-month period ended June 30, 2019, was 7.17%. During the period(s) shown in the bar chart, the highest quarterly return was 8.29% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (2.64)% (for the calendar quarter ended December 31, 2016).

Performance Table.
Average Annual Total Returns
(For the Periods Ended December 31, 2018)

Share Class	1 YEAR	5 YEARS	10 YEARS
Returns Before Taxes
T Shares	(3.75)%	1.64%	4.80%
B Shares	(5.77)%	1.15%	4.53%
C Shares	(2.98)%	1.42%	4.28%
I Shares	(1.04)%	2.41%	5.33%
529A Shares	(5.50)%	1.36%	4.67%
529B Shares	(5.92)%	0.98%	4.40%
529C Shares	(3.03)%	1.37%	4.23%
R1 Shares	(2.02)%	1.40%	4.28%
R2 Shares	(1.54)%	1.92%	4.81%
R3 Shares	(1.38)%	2.16%	5.07%
R4 Shares	(1.04)%	2.43%	5.33%
R6 Shares	(0.93)%	2.54%	5.36%
A Shares	(5.48)%	1.38%	4.71%
Returns After Taxes on Distributions
A Shares	(6.51)%	0.12%	3.32%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	(3.25)%	0.49%	3.11%
Index Comparison (Reflects no deduction for fees, expenses, or taxes)
Bloomberg Barclays U.S. Aggregate Bond Index	0.01%	2.52%	3.48%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Investment Adviser
MFS serves as the investment adviser for the fund.
Portfolio Manager(s)

Portfolio Manager	Since	Title
Joshua Marston	2009	Investment Officer of MFS
Robert Persons	2006	Investment Officer of MFS

Effective December 31, 2019, the above table is restated as follows:
Portfolio Manager	Since	Title
Alexander Mackey	December 2019	Investment Officer of MFS
Joshua Marston	2009	Investment Officer of MFS
Robert Persons	2006	Investment Officer of MFS

MFS Total Return Bond Fund

Purchase and Sale of Fund Shares
You may purchase and redeem shares of the fund each day the New York Stock Exchange (the NYSE) is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, Suite 219341, 430 W 7th Street, Kansas City, MO 64105-1407), by mail ([Fund Name], P.O. Box 219341, Kansas City, MO 64121-9341), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).
The fund’s initial and subsequent investment minimums generally are as follows:
Class	Initial Minimum	Subsequent Minimum
Class A, Class T, Class B, Class C	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R1, Class R2, Class R3, Class R4, Class R6	None	None
Class 529A, Class 529B, Class 529C	None – automatic investment plans $250 – other accounts	None

As of the date of this prospectus, Class T shares are not being offered for sale.
Purchases of Class B and Class 529B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B or Class 529B shares for the same share class of another MFS fund.
Taxes
If your shares are held in a taxable account, the fund’s distributions will be taxed to you as ordinary income and/or capital gains.  If your shares are held in a tax-advantaged account, you will generally be taxed only upon withdrawals from the account.
Payments to Broker/Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS’ affiliates may pay the financial intermediary for the sale of shares of a fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information.